Total
Pinnacle Value Fund
Investment Objective
Long term capital appreciation with income as a secondary objective.
Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold or sell Fund shares. You may also pay other fees such as brokerage commissions and other fees to financial intermediaries which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Pinnacle Value Fund Pinnacle Value Fund USD ($)
Maximum sales load imposed on purchases	none
Maximum sales load imposed on reinvested dividends or capital gains	none
Redemption fee paid to Fund for shares held less than one year	$ 1.00

Annual fund operating expenses (paid yearly as a % of your investment)
Annual Fund Operating Expenses	Pinnacle Value Fund Pinnacle Value Fund
Management fee	1.25%
Distribution (12b-1) fee	none
Other expenses	0.31%
Acquired fund fees & expenses	0.08%	[1]
Total annual Fund operating expenses	1.64%
Fee Waiver and/or Expense Reimbursement	0.32%	[2]
Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	1.32%
[1]	Acquired fund fees & expenses are indirect costs of investing in other funds. Total annual operating expenses will not correlate to expense ratio in Fund financial statements which include only direct operating costs, not indirect costs of investing in other funds.
[2]	Advisor has contractually agreed to waive fees and/or reimburse expenses to extent necessary to maintain Fund net annual operating expenses, excluding acquired fund fees & expenses and extraordinary expenses, at or below 1.24% to April 30, 2023.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example assumes your investment returns 5% each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Pinnacle Value Fund | Pinnacle Value Fund | USD ($)	137	426	737	1,619

Portfolio Turnover

The Fund pays transaction costs such as commissions, when it buys or sells securities (or “turns over” its portfolio). A high turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs which are not reflected in annual fund operating expenses or in the example affect the Fund’s performance. For 2021, Fund turnover was 7.5% of the average portfolio value.

Principal Investment Strategies

The Fund invests primarily in the publicly traded equity securities of companies including common and preferred stocks, convertible securities, rights, warrants and other securities. The Fund will invest in a diversified portfolio of securities issued primarily by small and micro-cap (generally less than $2 billion at time of investment) domestic companies which the advisor believes are trading at significant discounts to underlying earnings power or asset values. The Fund emphasizes a “value” style of investing and will focus on underlying company/industry fundamentals in addition to macro factors like the direction of interest rates, government fiscal/monetary policies and geo-political events.

Intense due diligence will be employed by the advisor to assess company prospects via rigorous quantitative and qualitative analysis. This may include speaking with management, customers, competitors, vendors, Wall Street analysts, industry specialists and others to assess strategic, financial and operating priorities. Advisor will target companies with strong balance sheets, capable management, attractive business niches, ownership of valuable franchises or trade names, sound accounting practices and large insider ownership. Ideally, the securities of such companies will trade at low price-to-earnings (P/E), price-to-cash flow (P/CF) and price-to-book (P/B) multiples.

The Fund will often seek catalysts which may accelerate the realization of significant gains in earnings and net worth. These may include a new management team, new products or distribution channels, cost reduction initiatives, an active acquisition or divestiture program, investments in new technologies, share repurchases, asset sales, the presence of an activist investor or a cyclical rebound in earnings.

The Fund employs a disciplined trading strategy. Limit orders will generally be used when buying or selling securities. In purchasing shares, the Fund will attempt to build its position over time without moving prices. It will gradually scale into a position while becoming more comfortable with management, company prospects and the way the security trades. Accumulating a full position may take months. The Fund will sell securities when they become fully valued or if company fundamentals deteriorate.

If suitable purchase candidates cannot be found or in response to adverse market conditions the Fund may purchase money market funds or cash equivalents. If the Fund acquires money market funds, shareholders will be subject to duplicate advisory fees and the Fund may not achieve its investment objectives during a rising market. Historically, the Fund has held high levels of cash equivalents because of the advisor’s risk adverse approach, conditions that advisor believes represent historically high stock market valuations and a dearth of acceptable investment ideas.

Principal Investment Risks

General risk. There is no assurance the Fund will meet its investment objective. Investors may lose money by investing in the Fund. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Stock market risk. Common stocks or securities convertible into common stocks are more volatile than other investments such as debt securities. A stock market decline may lead to declines in individual securities or market segments. The Fund may experience a substantial or complete loss on an individual security.

Value style risk. The value approach carries the risk that securities chosen may remain undervalued . The market may not recognize a company’s true intrinsic value for a long time or a company judged to be undervalued may be appropriately priced. Value stocks as a group may be out of favor while the market focuses on growth stocks.

Small & micro-cap company risk. Investing in small company securities involves risks as they have more limited resources and are more vulnerable to economic downturns. Share prices are more volatile than those of large firms and are more likely to be adversely affected by poor market conditions.

Liquidity risk. The Fund may invest in thinly traded securities that, while publicly traded on an exchange or over the counter, are not well known to the general public, have limited float or lack significant institutional interest making it hard to sell portfolio positions at an optimal time or price and is inappropriate for market timers or traders.

Portfolio strategy risk. Fund success will in part be determined by the Advisor’s skill at choosing appropriate investments and executing portfolio strategy effectively.

Investment Results

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with an index of broad market performance. Past results (before and after taxes) are not predictive of future performance. Updated information on the Fund’s results may be found at www.pinnaclevaluefund.com.

Calendar Year Total Returns 2021 14.3% 2020 3.4% 2019 10.7% 2018 (11.8)% 2017 (0.1)% 2016 16.5% 2015 (6.0)% 2014 4.8% 2013 16.6% 2012 18.9%

Highest Performance Quarter (1Q 2012) 8.3% Lowest Performance Quarter (4Q 2018) (9.6)%
Average annual total returns for the years ended Dec. 31, 2021
Average Annual Total Returns - Pinnacle Value Fund		1 Year	5 Years	10 Years
Performance Measure Domain		14.30%	2.90%	6.30%
After Taxes on Distributions	[1]	11.90%	1.90%	5.00%
After Taxes on Distributions and Sales	[1]	9.40%	2.00%	4.80%
Russell 2000 Index	[2]	14.80%	12.00%	13.20%
[1]	After tax returns are calculated using the highest individual federal income tax rates in effect and do not reflect state & local taxes. Your actual after tax returns depend on your individual tax status and may differ from the results shown above. After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.
[2]	Although you cannot invest directly in an index, investments in ETFs or funds that attempt to mirror an index performance may incur fees and taxes that may cause investment performance to differ from the performance of the underlying index.